INVENTORIES, NET (Q3) (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
INVENTORIES, NET [Abstract]
Schedule of Inventory, Current
(dollars in millions)	September 30, 2020	December 31, 2019
Raw materials	$248	$290
Work-in-process	148	120
Finished goods	1,185	922
Inventories, net	$1,581	$1,332

(dollars in millions)	2019	2018
Raw materials	$290	$336
Work-in-process	120	102
Finished goods	922	925
	$1,332	1,363